Segment Information - Schedule of Segment Reporting Information by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Commissions	$ 326.8				$ 272.0					$ 1,302.5	$ 1,127.4	$ 957.3
Fees	239.7				215.6					971.7	870.2	735.0
Supplemental commissions	17.3				17.1					67.9	56.0	60.8
Contingent commissions	22.5				19.0					42.9	38.1	36.8
Investment income	1.3				2.2					10.4	8.1	6.9
Gains on books of business sales and other	0.4				0.7					3.9	5.5	5.9
Revenue from clean coal activities	57.0				20.1					119.6	29.2	65.6
Other - net gain	9.1				0.1					1.4	0.2	(4.1)
Total revenues	674.1	673.2	650.4	649.9	546.8	578.4	562.8	546.1	447.4	2,520.3	2,134.7	1,864.2
Compensation	383.9				344.4					1,493.4	1,326.1	1,117.5
Operating	133.8				108.3					483.2	419.0	354.6
Cost of revenues from clean coal activities	58.1				17.7					111.6	32.0	64.0
Interest	11.2				10.6					43.0	40.8	34.6
Depreciation	10.8				9.7					41.4	35.9	32.3
Amortization	29.6				21.1					99.0	79.3	60.8
Change in estimated acquisition earnout payables	4.4				2.5					3.4	(6.2)	(2.6)
Total expenses	631.8	627.8	574.1	558.8	514.3	531.0	491.8	480.2	423.9	2,275.0	1,926.9	1,661.2
Earnings (Loss) before income taxes										245.3	207.8	203.0
Provision (benefit) for income taxes	1.8				4.4					50.3	63.7	39.7
Earnings (loss) from continuing operations		33.5	61.7	71.7	28.1	40.5	46.7	41.7	15.2	195.0	144.1	163.3
Net foreign exchange gain (loss)										(1.9)	(0.2)	(0.8)
Total revenues	674.1	673.2	650.4	649.9	546.8	578.4	562.8	546.1	447.4	2,520.3	2,134.7	1,864.2
Total assets	5,225.1	5,352.3				4,483.5				5,352.3	4,483.5	3,596.0
Goodwill - net	1,468.3	1,472.7				1,155.3				1,472.7	1,155.3	883.7
Amortizable intangible assets - net	768.8	809.6				561.5				809.6	561.5	483.5
United States [Member]
Segment Reporting Information [Line Items]
Total revenues										2,006.1	1,725.1	1,613.5
Total revenues										2,006.1	1,725.1	1,613.5
Total assets		3,675.9				3,202.5				3,675.9	3,202.5	2,895.5
Goodwill - net	1,187.8	1,177.3				969.5				1,177.3	969.5
Foreign, principally Australia, Canada and the U.K. [Member]
Segment Reporting Information [Line Items]
Total revenues										514.2	409.6	250.7
Total revenues										514.2	409.6	250.7
Total assets		1,676.4				1,281.0				1,676.4	1,281.0	700.5
Goodwill - net	280.5	295.4				185.8				295.4	185.8
Brokerage [Member]
Segment Reporting Information [Line Items]
Commissions										1,302.5	1,127.4	957.3
Fees										403.2	324.1	274.9
Supplemental commissions										67.9	56.0	60.8
Contingent commissions										42.9	38.1	36.8
Investment income										7.2	5.4	4.9
Gains on books of business sales and other										3.9	5.5	5.9
Total revenues	454.4				385.3					1,827.6	1,556.5	1,340.6
Compensation										1,131.6	968.4	817.1
Operating										312.7	267.3	223.6
Depreciation										24.7	21.2	19.5
Amortization										96.2	77.0	59.8
Change in estimated acquisition earnout payables										3.6	(6.2)	(2.6)
Total expenses										1,568.8	1,327.7	1,117.4
Earnings (Loss) before income taxes	40.6				29.5					258.8	228.8	223.2
Provision (benefit) for income taxes										103.0	88.6	87.7
Earnings (loss) from continuing operations										155.8	140.2	135.5
Net foreign exchange gain (loss)										(1.6)		(0.9)
Total revenues	454.4				385.3					1,827.6	1,556.5	1,340.6
Total assets	3,953.8	4,196.8			3,445.5	3,346.6				4,196.8	3,346.6	2,560.7
Goodwill - net	1,447.1	1,451.4				1,136.6				1,451.4	1,136.6	866.6
Amortizable intangible assets - net		791.6				542.3				791.6	542.3	461.9
Brokerage [Member] | United States [Member]
Segment Reporting Information [Line Items]
Total revenues										1,431.6	1,266.2	1,169.6
Total revenues										1,431.6	1,266.2	1,169.6
Total assets		2,637.1				2,215.3				2,637.1	2,215.3	1,995.8
Goodwill - net	1,168.5	1,158.1				951.0				1,158.1	951.0
Brokerage [Member] | Foreign, principally Australia, Canada and the U.K. [Member]
Segment Reporting Information [Line Items]
Total revenues										396.0	290.3	171.0
Total revenues										396.0	290.3	171.0
Total assets		1,559.7				1,131.3				1,559.7	1,131.3	564.9
Goodwill - net	278.6	293.3				185.6				293.3	185.6
Risk Management [Member]
Segment Reporting Information [Line Items]
Fees										568.5	546.1	460.1
Investment income										3.2	2.7	2.0
Total revenues	153.6				141.3					571.7	548.8	462.1
Compensation										347.0	344.1	288.0
Operating										137.7	135.8	109.1
Depreciation										16.0	14.2	12.4
Amortization										2.8	2.3	1.0
Change in estimated acquisition earnout payables										(0.2)
Total expenses										503.3	496.4	410.5
Earnings (Loss) before income taxes	21.5				19.1					68.4	52.4	51.6
Provision (benefit) for income taxes										25.9	19.1	20.3
Earnings (loss) from continuing operations										42.5	33.3	31.3
Net foreign exchange gain (loss)										(0.1)		0.1
Total revenues	153.6				141.3					571.7	548.8	462.1
Total assets	503.9	498.6			533.1	529.1				498.6	529.1	521.3
Goodwill - net	21.2	21.3				18.7				21.3	18.7	17.1
Amortizable intangible assets - net		18.0				19.2				18.0	19.2	21.6
Risk Management [Member] | United States [Member]
Segment Reporting Information [Line Items]
Total revenues										453.5	429.5	382.0
Total revenues										453.5	429.5	382.0
Total assets		390.9				384.5				390.9	384.5	388.6
Goodwill - net	19.3	19.2				18.5				19.2	18.5
Risk Management [Member] | Foreign, principally Australia, Canada and the U.K. [Member]
Segment Reporting Information [Line Items]
Total revenues										118.2	119.3	80.1
Total revenues										118.2	119.3	80.1
Total assets		107.7				144.6				107.7	144.6	132.7
Goodwill - net	1.9	2.1				0.2				2.1	0.2
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue from clean coal activities										119.6	29.2	65.6
Other - net gain										1.4	0.2	(4.1)
Total revenues	66.1				20.2					121.0	29.4	61.5
Compensation										14.8	13.6	12.4
Operating										32.8	15.9	21.9
Cost of revenues from clean coal activities										111.6	32.0	64.0
Interest										43.0	40.8	34.6
Depreciation										0.7	0.5	0.4
Total expenses										202.9	102.8	133.3
Earnings (Loss) before income taxes	(19.8)				(16.1)					(81.9)	(73.4)	(71.8)
Provision (benefit) for income taxes										(78.6)	(44.0)	(68.3)
Earnings (loss) from continuing operations										(3.3)	(29.4)	(3.5)
Net foreign exchange gain (loss)										(0.2)	(0.2)
Total revenues	66.1				20.2					121.0	29.4	61.5
Total assets	767.4	656.9			624.1	607.8				656.9	607.8	514.0
Goodwill - net		0				0				0	0
Corporate [Member] | United States [Member]
Segment Reporting Information [Line Items]
Total revenues										121.0	29.4	61.9
Total revenues										121.0	29.4	61.9
Total assets		647.9				602.7				647.9	602.7	511.1
Goodwill - net		0				0				0	0
Corporate [Member] | Foreign, principally Australia, Canada and the U.K. [Member]
Segment Reporting Information [Line Items]
Total revenues												(0.4)
Total revenues												(0.4)
Total assets		9.0				5.1				9.0	5.1	2.9
Goodwill - net		$ 0				$ 0				$ 0	$ 0